Trade and accruals, other payables and provisions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and accruals, other payables and provisions
Trade payables	¥ 31,256	¥ 33,654
Accrued employee benefits	26,458	21,327
Accrued operating expenses	5,516	7,648
Accrued professional service fees	9,857	12,050
Deposits received	826	1,122
Duty and tax payable other than corporate income tax	2,172	8,242
Other payables to suppliers of plant and equipment	779	6,909
Others	27,240	11,485
Trade and Accruals, Other Payables and Provisions	¥ 104,104	¥ 102,437